Investment in Affiliates - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			3 Months Ended	12 Months Ended
	Apr. 30, 2016 CNY (¥)	Feb. 28, 2013 CNY (¥)	May 31, 2011 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Investments in and Advances to Affiliates [Line Items]
Income (loss) from equity in affiliates					¥ 115,809	$ 16,635	¥ 14,469	¥ 92,136
Kunshan Jingzhao Equity Investment Management Co., Ltd.
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture			¥ 4,000
Equity Interest ownership			40.00%
Wanjia Win-Win Assets Management Co., Ltd.
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture		¥ 21,000
Equity Interest ownership		35.00%						28.00%
Wuhu Hongxing Meikailong Equity Investment Management Co., Ltd
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture	¥ 9,800
Equity Interest ownership	50.00%
Gopher Transform Private Fund
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture				¥ 150,000
Investment at cost, percentage				48.00%
Maximum | Gopher Asset Management Co., Ltd.
Investments in and Advances to Affiliates [Line Items]
Equity Interest ownership								10.00%